Note 16 - Tax Expense (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of the components of income tax [text block]
	2022	2021	2020
Tax recognised in profit or loss

Current tax	9,932	9,051	9,492
Income tax - current year	8,707	8,769	8,969
Income tax - change in tax estimates	(46)	(168)	(54)
Withholding tax - current year	1,271	450	577

Deferred tax expense	6,838	5,806	5,681
Origination and reversal of temporary differences	6,838	5,806	5,681

Tax expense – recognised in profit or loss	16,770	14,857	15,173

Tax recognised in other comprehensive income
Income tax - current year	-	-	-

Tax expense	16,770	14,857	15,173

Disclosure of unrecognized deferred tax assets [text block]
	2022	2021	2020

Caledonia Holdings Zimbabwe (Private) Limited	1,800	1,800	593
Greenstone Management Services Holdings Limited	691	516	376
Tax losses carried forward	2,491	2,316	969

Disclosure of income taxes paid [text block]
Tax paid	2022	2021	2020

Net income tax payable at January 1	(1,461)	(419)	(163)
Current tax expense	(9,932)	(9,051)	(9,492)
Foreign currency movement	3,244	583	2,580
Tax paid	6,866	7,426	6,656
Net income tax payable at December 31	(1,284)	(1,461)	(419)

Disclosure of income tax reconciliation [text block]
Reconciliation of tax rate	2022	2021	2020

Profit for the year	22,866	23,142	25,257
Total tax expense	16,770	14,857	15,173
Profit before tax	39,636	37,999	40,430

Income tax at Company's domestic tax rate (1)	-	-	-
Tax rate blended in foreign jurisdictions (2)	12,600	11,847	12,405
Effect of income tax calculated in RTGS$ as required by PN26 (3)	713	590	2,004
Management fee – withholding tax on deemed dividend portion	247	342	209
Management fee – non-deductible deemed dividend	735	611	570
Management fee – withholding tax - current year	174	148	123
Withholding tax on intercompany dividends	850	-	245
Non-deductible expenditure
- CSR donations	269	311	107
- Other non-deductible expenditure	656	30	57
- IMTT (4)	398	(200)	120
Credit export incentive income exemption	-	-	(598)
Change in income tax rate (5)	(8)	-	(287)
Change in tax estimates
- Zimbabwean income tax	-	(166)	-
- South African income tax	(38)	(2)	(54)
Change in unrecognised deferred tax losses	174	1,346	272
Tax expense - recognised in profit or loss	16,770	14,857	15,173

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Assets		Liabilities		Net
	2022	2021	2022	2021	2022	2021
Property, plant and equipment	-	-	(6,323)	(9,328)	(6,323)	(9,328)
Exploration and evaluation assets	-	-	(2)	-	(2)	-
Allowance for obsolete stock	(163)	-	-	(47)	(163)	(47)
Prepayments	-	3	(5)	-	(5)	3
Unrealised foreign exchange	733	-	-	(10)	733	(10)
Trade and other payables	814	499	-	-	814	499
Cash-settled share-based payments	-	989	-	-	-	989
Provisions	25	-	-	-	25	-
Other	-	54	-	-	-	54
Tax assets/ (liabilities)	1,409	1,545	(6,330)	(9,385)	*(4,921)	*(7,840)

Disclosure of movement in recognized in deferred tax assets and liabilities [text block]
	Balance January 1, 2022	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2022
Property, plant and equipment	(9,328)	(8,560)	11,565	(6,323)
Exploration and evaluation assets	(47)	10	35	(2)
Allowance for obsolete stock	3	(295)	129	(163)
Prepayments	(10)	4	1	(5)
Unrealised foreign exchange	499	1,179	(945)	733
Trade and other payables	989	794	(969)	814
Provisions	54	30	(59)	25
Tax (liabilities)/ assets	(7,840)	(6,838)	9,757	(4,921)
	Balance January 1, 2021	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2021
Property, plant and equipment	(5,380)	(6,439)	2,491	(9,328)
Exploration and evaluation assets	(29)	(31)	13	(47)
Allowance for obsolete stock	13	3	(13)	3
Prepayments	(3)	(8)	1	(10)
Unrealised foreign exchange	530	344	(375)	499
Trade and other payables	639	235	115	989
Cash-settled share-based payments	8	(8)	-	-
Provisions	60	123	(129)	54
Other	15	(25)	10	-
Tax (liabilities)/ assets	(4,147)	(5,806)	2,103	(7,840)